UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07641
                                                     ---------

                      Advantage Advisers Augusta Fund, LLC
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Timothy Sperry
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
                        (FORMERLY AUGUSTA PARTNERS, L.P.)

                              FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2003



                                    CONTENTS




Report of Independent Auditors...........................................    1
Statement of Assets, Liabilities and Members' Capital....................    2
Statement of Operations..................................................    3
Statements of Changes in Members' Capital - Net Assets...................    4
Notes to Financial Statements............................................    5
Schedule of Portfolio Investments........................................   15
Schedule of Securities Sold, Not Yet Purchased...........................   19
Schedule of Written Options..............................................   20
Company  Management (Unaudited)..........................................   21

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                    DECEMBER 31, 2003
ASSETS

Investments in securities, at market value (cost - $71,038,125)                       $ 85,971,010
Cash and cash equivalents                                                               13,185,358
Due from broker                                                                          6,773,209
Receivable for investment securities sold                                               11,639,314
Dividends receivable                                                                        18,456
Interest receivable                                                                         14,108
Other assets                                                                                47,820
                                                                                      ------------

       TOTAL ASSETS                                                                    117,649,275
                                                                                      ------------

LIABILITIES

Securities sold, not yet purchased, at market value (proceeds - $10,662,432)            10,808,850
Written options, at market value (premiums - $891,948)                                     748,175
Payable for investment securities purchased                                              2,597,233
Withdrawals payable                                                                      7,392,909
Administration fees payable                                                                 84,652
Accounting and investor services fees payable                                               40,621
Dividends payable on securities sold, not yet purchased                                        850
Accrued expenses                                                                           270,138
                                                                                      ------------

       TOTAL LIABILITIES                                                                21,943,428
                                                                                      ------------

            NET ASSETS                                                                $ 95,705,847
                                                                                      ============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                             $ 80,775,607
Net unrealized appreciation on investments                                              14,930,240
                                                                                      ------------

       MEMBERS' CAPITAL - NET ASSETS                                                  $ 95,705,847
                                                                                      ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                       YEAR ENDED
                                                                                   DECEMBER 31, 2003
Investment income
    Dividends, net of withholding taxes of $14,476                                    $    802,493
    Interest                                                                               213,565
                                                                                      ------------
                                                                                         1,016,058
                                                                                      ------------
EXPENSES
       Administration fees                                                                 845,925
       Audit and tax fees                                                                  141,500
       Accounting and investor services fees                                               135,413
       Prime broker fees                                                                   134,051
       Legal fees                                                                          129,499
       Dividends on securities sold, not yet purchased                                     127,512
       Custodian fees                                                                       69,231
       Insurance expense                                                                    63,125
       Board of Managers' fees and expenses                                                 25,350
       Registration expense                                                                 14,319
       Miscellaneous                                                                        12,359
                                                                                      ------------
          TOTAL EXPENSES                                                                 1,698,284
                                                                                      ------------

          NET INVESTMENT LOSS                                                             (682,226)
                                                                                      ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                            31,127,947
       Written options                                                                     221,191
       Securities sold, not yet purchased                                               (2,553,581)
       Futures                                                                             (67,345)
       Foreign currency                                                                     (3,971)
                                                                                      ------------

          NET REALIZED GAIN ON INVESTMENTS                                              28,724,241

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                 9,180,928
                                                                                      ------------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               37,905,169
                                                                                      ------------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES             $ 37,222,943
                                                                                      ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------


                                                GENERAL      LIMITED
                                                PARTNER      PARTNERS         TOTAL
                                               ---------   ------------   -------------
PARTNERS' CAPITAL, DECEMBER 31, 2001           $ 845,563   $129,601,717    $130,447,280

FROM INVESTMENT ACTIVITIES

   Net investment income (loss)                      576     (1,015,884)     (1,015,308)
   Net realized loss on investments              (64,146)   (10,084,921)    (10,149,067)
   Net change in unrealized depreciation
     on investments                             (136,249)   (21,347,960)    (21,484,209)
   Incentive allocation                              529           (529)             --
                                               ---------   ------------   -------------

     DECREASE IN PARTNERS' CAPITAL
          DERIVED FROM INVESTMENT ACTIVITIES    (199,290)   (32,449,294)   (32,648,584)

PARTNERS' CAPITAL TRANSACTIONS

   Capital contributions                              --      3,848,000       3,848,000
   Capital withdrawals                                --    (29,446,249)    (29,446,249)
                                               ---------   ------------   -------------

     DECREASE IN PARTNERS' CAPITAL
          DERIVED FROM CAPITAL TRANSACTIONS           --    (25,598,249)    (25,598,249)

PARTNERS' CAPITAL, DECEMBER 31, 2002           $ 646,273   $ 71,554,174    $ 72,200,447
                                               ---------   ------------   -------------


FROM INVESTMENT ACTIVITIES

   Net investment income (loss)                      751       (175,233)       (174,482)
   Net realized gain on investments               41,057      4,551,522       4,592,579
   Net change in unrealized appreciation
     on investments                               64,227      7,092,832       7,157,059
   Incentive allocation                               --             --             --
                                               ---------   ------------   -------------

     INCREASE IN PARTNERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES      106,035     11,469,121      11,575,156

PARTNERS' CAPITAL TRANSACTIONS

   Capital contributions                              --        106,078         106,078
   Capital withdrawals                                --             --              --
                                               ---------   ------------   -------------

     INCREASE IN PARTNERS' CAPITAL
          DERIVED FROM CAPITAL TRANSACTIONS           --        106,078         106,078

PARTNERS' CAPITAL, MAY 8, 2003*                $ 752,308   $ 83,129,373   $  83,881,681
                                               =========   ============   =============




                                                     SPECIAL
                                                    ADVISORY
                                                     MEMBER           MEMBERS          TOTAL
                                                   ----------      ------------    -------------
MEMBERS' CAPITAL, MAY 8, 2003                      $       --      $ 83,881,681    $ 83,881,6811

FROM INVESTMENT ACTIVITIES

    Net investment loss                                    --          (507,744)        (507,744)
    Net realized gain on investments                       --        24,131,662       24,131,662
    Net change in unrealized appreciation
        on investments                                     --         2,023,869        2,023,869
    Incentive allocation                              254,605          (254,605)              --
                                                   ----------      ------------    -------------

        INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES        254,605        25,393,182       25,647,787

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                  --         1,800,500        1,800,500
    Capital withdrawals                              (254,605)      (15,369,516)     (15,624,121)
                                                   ----------      ------------    -------------

        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS       (254,605)      (13,569,016)     (13,823,621)

MEMBERS' CAPITAL, DECEMBER 31, 2003                $       --      $ 95,705,847    $  95,705,847
                                                   ==========      ============    =============

 * The Company converted from a limited partnership to a limited liability company after the close of business on May 8, 2003.

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Augusta Fund, L.L.C. (the "Company"), (formerly known as Augusta Partners, L.P., the "Partnership"), was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. Effective May 9, 2003 pursuant to the approval of the Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Company may also invest in equity securities of foreign issuers and in options, bonds and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are five members of the Board of Managers and an investment adviser. The investment adviser is Augusta Management, L.L.C., (the "Adviser"), whose principal members are Oppenheimer Asset Management Inc. ("OAM") and Ardsley Advisory Partners ("Ardsley"). The Adviser serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. Investment professionals at Ardsley manage the Company's investment portfolio on behalf of and under the supervision of the Adviser. OAM is a subsidiary of Oppenheimer Holdings Inc. and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer").

         On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co. Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory arrangements. The Independent General Partners of the Company approved a new investment advisory agreement between the Company and the Adviser at a meeting held on January 24, 2003 and the limited partners approved the new investment advisory agreement at a special meeting held on May 5, 2003. In September 2003, Fahnestock & Co., Inc. changed its name to Oppenheimer & Co. Inc. and Fahnestock Viner Holdings Inc changed its name to Oppenheimer Holdings Inc.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     1.  ORGANIZATION (CONTINUED)

         may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.   REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on an ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         b.   PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Prior to April 2003, domestic exchange traded or NASDAQ listed equity securities were valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities were reported on a particular day, the securities were valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges.

         Pursuant to a resolution of the Company's Board of Managers passed on July 30, 2003, the valuation methodology set forth below for domestic exchange traded and NASDAQ securities was put in effect reflecting the methodology made available by NASDAQ in April 2003.

         (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) shall be valued:

             (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.  PORTFOLIO VALUATION (CONTINUED)

             (2) If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exhanges.

         (ii) Securities traded on NASDAQ shall be valued:

             (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

             (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Valuation of other non-NASDAQ traded equities remain as stated above.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, purchased and written options will be valued at their bid or ask prices, respectively as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices respectively (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.   PORTFOLIO VALUATION (CONTINUED)

         of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         The Company may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and non-hedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Company did not hold any financial futures, foreign exchange options or foreign currency forward contracts at December 31, 2003.

         c.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At December 31, 2003, $13,115,540 in cash equivalents was held at PNC Bank.

         d.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company reclassified ($682,226) and $28,724,241 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         d.   INCOME TAXES (CONTINUED)

         year ended December 31, 2003. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable income, loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month. Prior to the acquisition of the U.S. brokerage business, fees for such services were paid to CIBC WM.

         During the year ended December 31, 2003, CIBC WM and Oppenheimer earned $47,550 and $14,325, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Prior to May 9, 2003, net profits or net losses of the Partnership for each fiscal period were allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective partnership percentages for the fiscal period. At the end of the twelve month period following the admission of a limited partner to the Partnership, and, generally, at the end of each fiscal year thereafter, the Manager of the Partnership was entitled to an incentive allocation of 20% of net profits, if any, that had been credited to the capital account of such limited partner during such period. The incentive allocation was charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period.

         On of after May 9, 2003, net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2003,

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         incentive allocations of $254,605 were credited to the Special Advisory Account.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. Currently, one Manager is an "interested person" as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc. serves as Accounting and Investor Services Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an administration fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by CIBC WM and Oppenheimer amounted to $0 and $500 respectively.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2003, amounted to $462,647,796 and $498,685,037, respectively.

         For Federal income tax purposes, at December 31, 2003, accumulated net unrealized appreciation on investments was $14,595,408 consisting of $15,417,151 gross unrealized appreciation and $821,743 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of December 31, 2003.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the year ended December 31, 2003, the Company had no outstanding margin borrowings.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         The Company's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Company may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At December 31, 2003, the Company had no foreign spot currency, futures, options or forward contracts outstanding.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value.

         During the year ended December 31, 2003, transactions in written options were as follows:


                                                      CALL OPTIONS                                  PUT OPTIONS
                                       -----------------------------------------   -------------------------------------------
                                       NUMBER OF CONTRACTS     AMOUNT OF PREMIUM     NUMBER OF CONTRACTS     AMOUNT OF PREMIUM
                                       -------------------     -----------------     -------------------     -----------------
        Beginning balance                         700               $   92,005                  --                $      --
        Options written                        16,190                2,497,167               8,925                1,127,374
        Options closed                         (9,475)              (1,776,311)             (4,950)                (581,050)
        Options exercised                      (1,525)                 (98,961)                 --                       --
        Options expired                        (3,250)                (351,802)               (625)                 (16,474)
                                               -------                ---------               -----                 --------
        Options outstanding at
            December 31, 2003                   2,640                $ 362,098               3,350                $ 529,850
                                               ======                =========              ======                =========


ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each year end indicated:


                                      DECEMBER 31, 2003  DECEMBER 31, 2002  DECEMBER 31, 2001  DECEMBER 31, 2000  DECEMBER 31, 1999
                                      -----------------  -----------------  -----------------  -----------------  -----------------
     Net assets,
     end of year  (000)                    $95,706            $72,200            $130,447            $152,013             $181,840
     Ratio of net investment
        loss to average net asset**         (0.80%)            (0.92%)             (0.14%)             (0.13%)              (0.48%)
     Ratio of expenses to
        average net assets**                 1.99%              1.84%               1.92%               1.80%                1.73%
     Total return*                          42.38%            (24.40%)             (0.03%)            (13.94%)              58.15%
     Portfolio turnover                       605%               686%                662%                534%                 617%
     Average debt ratio                      N/A                N/A                  N/A                0.24%                2.06%

  *      Total return assumes a purchase of an interest in the Company on the first day of the period and a sale of the interest on the last day of the year noted, net of incentive allocation to the Special Advisory Member, if any. Prior year returns have been adjusted to conform to the current year presentation.
  **     Ratios do not reflect the effects of incentive allocation to the Special Advisory Member.
  N/A    Not applicable

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (CONCLUDED)
--------------------------------------------------------------------------------

         8.   SUBSEQUENT EVENT

              Subsequent to December 31, 2003 and through February 16, 2004, the Company received initial and additional capital contributions from Members of $1,643,175.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                       DECEMBER 31, 2003
SHARES                                                                                                    MARKET VALUE
                  INVESTMENTS IN SECURITES - 89.83%

                  COMMON STOCK - 88.61%
                    AGRICULTURAL CHEMICALS - 0.78%
 75,000                 IMC Global, Inc.                                                                $       744,750
                                                                                                        ---------------
                    AIRLINES - 2.44%
180,000                AMR Corp.*                                                          (b)                2,331,000
                                                                                                        ---------------
                    CELLULAR TELECOMMUNICATIONS - 1.20%
 85,000                 Nextel Partners, Inc., Class A*                                                       1,143,250
                                                                                                        ---------------
                    CHEMICALS - SPECIALTY - 2.26%
 82,500                 OM Group, Inc.*                                                    (a)(b)             2,160,675
                                                                                                        ---------------
                    COMPUTER SERVICES - 4.77%
 27,500                 Anteon International Corp.*                                                             991,375
 32,500                 CACI International, Inc., Class A*                                 (b)                1,580,150
 45,000                 Computer Sciences Corp.*                                                              1,990,350
                                                                                                        ---------------
                                                                                                              4,561,875
                                                                                                        ---------------
                    CONSULTING SERVICES - 1.03%
 37,500                 Accenture Ltd., Class A*                                                                987,000
                                                                                                        ---------------
                    DIVERSIFIED MANUFACTURING OPERATIONS - 2.66%
 37,500                 Ingersoll-Rand Co., Class A                                                           2,545,500
                                                                                                        ---------------
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.32%
 55,000                 Vishay Intertechnology, Inc.*                                                         1,259,500
                                                                                                        ---------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.38%
 52,500                 Applied Micro Circuits Corp.*                                                           313,425
 35,000                 Artisan Components, Inc.*                                                               717,500
500,000                 Bookham Technology PLC - Sponsored ADR*                                               1,250,000
                                                                                                        ---------------
                                                                                                              2,280,925
                                                                                                        ---------------
                    IDENTIFICATION SYSTEMS / DEVICES - 1.06%
 60,000                 Symbol Technologies, Inc.                                                             1,013,400
                                                                                                        ---------------
                    INDEPENDENT POWER PRODUCER - 3.88%
772,500                 Calpine Corp.*                                                     (a)                3,715,725
                                                                                                        ---------------
                    INSURANCE BROKERS - 1.78%
 50,000                 Willis Group Holdings Ltd.                                                            1,703,500
                                                                                                        ---------------
                    LIFE / HEALTH INSURANCE - 0.34%
 15,000                 Conseco, Inc.*                                                                          327,000
                                                                                                        ---------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2003
SHARES                                                                                                     MARKET VALUE
                  COMMON STOCK (CONTINUED)
                    MACHINERY - FARM - 1.37%
 65,000                 AGCO Corp.*                                                                     $     1,309,100
                                                                                                        ---------------
                    MEDICAL - BIOMEDICAL / GENETICS - 3.25%
385,000                 Genelabs Technologies, Inc.*                                                          1,089,550
 42,500                 Protein Design Labs, Inc.*                                                              760,750
115,000                 Regeneration Technologies, Inc.*                                                      1,260,400
                                                                                                        ---------------
                                                                                                              3,110,700
                                                                                                        ---------------
                    MEDICAL - DRUGS - 11.22%
 37,500                 Abbott Laboratories                                                                   1,747,500
 50,000                 Forest Laboratories, Inc.*                                                            3,090,000
125,000                 Ligand Pharmaceuticals, Inc., Class B*                                                1,836,250
115,000                 Pfizer, Inc.                                                       (b)                4,062,950
                                                                                                        ---------------
                                                                                                             10,736,700
                                                                                                        ---------------
                    MEDICAL - HMO - 2.65%
 37,500                 Aetna, Inc.                                                                           2,534,250
                                                                                                        ---------------
                    MEDICAL INFORMATION SYSTEMS - 0.83%
150,000                 Allscripts Healthcare Solutions, Inc.*                                                  798,000
      1                 Per-Se Technologies, Inc.*                                                                   15
                                                                                                        ---------------
                                                                                                                798,015
                                                                                                        ---------------
                    MEDICAL INSTRUMENTS - 3.07%
 80,000                 Boston Scientific Corp.*                                                              2,940,800
                                                                                                        ---------------
                    MULTI - LINE INSURANCE - 1.90%
 27,500                 American International Group, Inc.                                                    1,822,700
                                                                                                        ---------------
                    OFFICE AUTOMATION & EQUIPMENT - 1.37%
 27,500                 CANON, INC. - Sponsored ADR                                                           1,310,100
                                                                                                        ---------------
                    OFFICE SUPPLIES & FORMS - 3.91%
200,000                 Moore Wallace, Inc.*                                                                  3,746,000
                                                                                                        ---------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION - 5.38%
170,000                 Chesapeake Energy Corp.                                                               2,308,600
 30,000                 Devon Energy Corp.                                                                    1,717,800
 35,000                 Pioneer Natural Resources Co.*                                                        1,117,550
                                                                                                        ---------------
                                                                                                              5,143,950
                                                                                                        ---------------
                    PHARMACY SERVICES - 9.34%
305,000                 Caremark Rx, Inc.*                                                 (a)(b)             7,725,650

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2003
SHARES                                                                                                     MARKET VALUE
                    COMMON STOCK (CONTINUED)
                    PHARMACY SERVICES (CONTINUED)
 30,000                 Omnicare, Inc.                                                                  $     1,211,700
                                                                                                        ---------------
                                                                                                              8,937,350
                                                                                                        ---------------
                    QUARRYING - 1.34%
 90,000                 Compass Minerals International, Inc.*                                                 1,285,200
                                                                                                        ---------------
                    RETAIL - AUTO PARTS - 7.89%
 45,000                Advance Auto Parts, Inc.*                                           (a)(b)             3,663,000
170,000                 Pep Boys - Manny, Moe & Jack                                                          3,887,900
                                                                                                        ---------------
                                                                                                              7,550,900
                                                                                                        ---------------
                    RETAIL - PET FOOD & SUPPLIES - 1.18%
 47,500                 PETsMART, Inc.                                                     (b)                1,130,500
                                                                                                        ---------------
                    STEEL - PRODUCERS - 1.87%
 10,000                 International Steel Group, Inc.*                                                        389,500
 40,000                 United States Steel Corp.*                                                            1,400,800
                                                                                                        ---------------
                                                                                                              1,790,300
                                                                                                        ---------------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.18%
 47,500                 JDS Uniphase Corp.*                                                                     172,900
                                                                                                        ---------------
                    TELECOMMUNICATION SERVICES - 0.55%
 60,000                 PTEK Holdings, Inc.*                                                                    528,600
                                                                                                        ---------------
                    TELEPHONE - INTEGRATED - 0.00%
      1                 Tele Norte Leste Participacoes S.A. - Sponsored ADR                                          16
                                                                                                        ---------------
                    THERAPEUTICS - 1.52%
 25,000                 Gilead Sciences, Inc.*                                                                1,457,000
      1                 VIVUS, Inc.*                                                                                  4
                                                                                                        ---------------
                                                                                                              1,457,004
                                                                                                        ---------------
                    VITAMINS & NUTRITION PRODUCTS - 1.40%
 50,000                 NBTY, Inc.*                                                                           1,343,000
                                                                                                        ---------------
                    WIRELESS EQUIPMENT - 2.49%
102,500                 Alvarion Ltd.*                                                                        1,183,875
155,000                 Powerwave Technologies, Inc.*                                                         1,199,700
                                                                                                        ---------------
                                                                                                              2,383,575
                                                                                                        ---------------
                  TOTAL COMMON STOCK (COST $70,194,488)                                                 $    84,805,760
                                                                                                        ---------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2003
SHARES                                                                                                     MARKET VALUE
                  PRIVATE PLACEMENT WARRANT - 0.00%
                    TELECOMMUNICATION SERVICES - 0.00%
 20,743                 RMH Teleservices, Inc.*                                                         $             0
                                                                                                        ---------------
                  TOTAL PRIVATE PLACEMENT WARRANT (COST $2,595)                                         $             0
                                                                                                        ---------------

CONTRACTS

                  PURCHASED OPTIONS - 1.22%
                    CALL OPTIONS - 1.22%
                    APPLICATIONS SOFTWARE - 0.50%
  2,500                 Microsoft Corp., 01/17/04, $27.50                                               $       112,500
    650                 Microsoft Corp., 04/17/04, $25.00                                                       195,000
  1,250                 Microsoft Corp., 04/17/04, $27.50                                                       168,750
                                                                                                        ---------------
                                                                                                                476,250
                                                                                                        ---------------
                    MEDICAL - DRUGS - 0.66%
    325                 Eli Lilly & Co., 04/17/04, $65.00                                                       230,750
  1,950                 Pfizer, Inc., 01/17/04, $35.00                                                          146,250
    500                 Pfizer, Inc., 03/20/04, $32.50                                                          155,000
    750                 Pfizer, Inc., 03/20/04, $35.00                                                           97,500
                                                                                                        ---------------
                                                                                                                629,500
                                                                                                        ---------------
                    PHARMACY SERVICES - 0.06%
    350                 Caremark Rx, Inc., 03/20/04, $25.00                                                      59,500
                                                                                                        ---------------
                    TOTAL CALL OPTIONS (COST $841,042)                                                        1,165,250
                                                                                                        ---------------
                  TOTAL PURCHASED OPTIONS (COST $841,042)                                               $     1,165,250
                                                                                                        ---------------

                  TOTAL INVESTMENTS IN SECURITIES (COST $71,038,125) - 89.83%                           $    85,971,010
                                                                                                        ---------------

                  OTHER ASSETS, LESS LIABILITIES - 10.17% **                                                  9,734,837
                                                                                                        ---------------

                  NET ASSETS - 100.00%                                                                  $    95,705,847
                                                                                                        ===============

(a)     Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.
(b)     Security held in connection with an open put or call option contract.
*       Non-income producing security.
**      Includes $13,115,540 invested in a PNC Bank Money Market Account, which is 13.70% of net assets.
ADR     American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                                                       DECEMBER 31, 2003
SHARES                                                                                                    MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (11.29%)

                  COMMON STOCK - (11.29%)
                    COMMERCIAL SERVICES & SUPPLIES - (0.31%)
17,500                  Plexus Corp.                                                                    $      (300,475)
                                                                                                        ---------------
                    MEDICAL - BIOMEDICAL / GENETICS - (1.27%)
22,500                  Celgene Corp.                                                                        (1,009,800)
20,000                  Exact Sciences Corp.                                                                   (202,400)
                                                                                                        ---------------
                                                                                                             (1,212,200)
                                                                                                        ---------------
                    MEDICAL - DRUGS - (3.51%)
55,000                  AstraZeneca PLC - Sponsored ADR                                                      (2,660,900)
27,500                  Bradley Pharmaceuticals, Inc.                                                          (699,325)
                                                                                                        ---------------
                                                                                                             (3,360,225)
                                                                                                        ---------------
                    MEDICAL PRODUCTS - (0.28%)
 7,500                  Biomet, Inc.                                                                           (271,650)
                                                                                                        ---------------
                    REGISTERED INVESTMENT COMPANY - (5.57%)
35,000                  Midcap SPDR Trust Series 1                                                           (3,689,000)
45,000                  Nasdaq-100 Index Tracking Stock                                                      (1,640,700)
                                                                                                        ---------------
                                                                                                             (5,329,700)
                                                                                                        ---------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.35%)
10,000                  Power Intergrations, Inc.                                                              (334,600)
                                                                                                        ---------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $10,662,432)                       $   (10,808,850)
                                                                                                        ===============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------

                                                                                                      DECEMBER 31, 2003
CONTRACTS                                                                                               MARKET VALUE
                  WRITTEN OPTIONS - (0.78%)
                    CALL OPTIONS - (0.63%)
                    AIRLINES - (0.01%)
   650                  AMR Corp., 01/17/04, $15.00                                                     $        (6,500)
                                                                                                        ---------------
                    CHEMICALS - SPECIALTY - (0.49%)
   575                  OM Group, Inc., 01/17/04, $20.00                                                       (368,000)
   250                  OM Group, Inc., 01/17/04, $22.50                                                        (97,500)
                                                                                                        ---------------
                                                                                                               (465,500)
                                                                                                        ---------------
                    COMPUTER SERVICES - (0.02%)
   265                  CACI International, Inc., 03/20/04, $55.00                                              (18,550)
                                                                                                        ---------------
                    MEDICAL - DRUGS - (0.06%)
   325                  Eli Lilly & Co., 04/17/04, $75.00                                                       (61,750)
                                                                                                        ---------------
                    RETAIL - AUTO PARTS - (0.05%)
   150                  Advance Auto Parts, Inc., 01/17/04, $80.00                                              (51,000)
                                                                                                        ---------------
                    RETAIL - PET FOOD & SUPPLIES - 0.00%
   425                  PETsMART, Inc., 01/17/04, $30.00                                                         (2,125)
                                                                                                        ---------------
                    TOTAL CALL OPTIONS (PREMIUMS $362,098)                                              $      (605,425)
                                                                                                        ---------------
                    PUT OPTIONS - (0.15%)
                    APPLICATIONS SOFTWARE - (0.09%)
   625                  Microsoft Corp., 01/17/04, $25.00                                               $        (3,125)
 1,900                  Microsoft Corp., 04/17/04, $25.00                                                       (85,500)
                                                                                                        ---------------
                                                                                                                (88,625)
                                                                                                        ---------------
                    MEDICAL - DRUGS - (0.06%)
   325                  Eli Lilly & Co., 04/17/04, $60.00                                                       (34,125)
   500                  Pfizer, Inc., 03/20/04, $32.50                                                          (20,000)
                                                                                                        ---------------
                                                                                                                (54,125)
                                                                                                        ---------------
                    TOTAL PUT OPTIONS (PREMIUMS $529,850)                                                      (142,750)
                                                                                                        ---------------
                  TOTAL WRITTEN OPTIONS (PREMIUMS $891,948)                                             $      (748,175)
                                                                                                        ===============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
COMPANY MANAGEMENT
(UNAUDITED)


NAME, ADDRESS AND AGE   POSITION(S) HELD       PRINCIPAL OCCUPATION(S)
                        WITH THE COMPANY AND   DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX AND OTHER
                        LENGTH OF TIME SERVED  DIRECTORSHIPS HELD

LAWRENCE BECKER         Manager since          Private investor in real estate investment  management  concerns.  From February 2000
                        October 2003.          through  June  2003,  he was  Vice  President  -  Controller/Treasurer  for  National
c/o Oppenheimer Asset                          Financial Partners,  which specializes in financial services  distribution.  Prior to
Management Inc.                                that,  Mr.  Becker was a  Managing  Director -  Controller/Treasurer  of  Oppenheimer
200 Park Avenue                                Capital and its Quest for Value Funds.  (Oppenheimer  Capital is not affiliated  with
New York, NY 10166                             Oppenheimer  Asset  Management  Inc.). Mr. Becker is a licensed CPA. He serves as the
Age:  48                                       treasurer of The France  Growth Fund,  Inc. Mr.  Becker is a  Manager/Trustee  of ten
                                               other registered investment companies advised by the Adviser or its affiliates.


SOL GITTLEMAN           Manager since May      The Alice and Nathan Gantcher  University  Professor at Tufts University;  previously
                        2003.                  served as Senior Vice President and Provost of Tufts  University from  1981-2001.  He
c/o Oppenheimer Asset                          is also a  Director/Manager/Trustee  of three other registered  investment  companies
Management Inc.                                advised by the Adviser or one of its affiliates.
200 Park Avenue
New York, NY 10166
Age:  69

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
COMPANY MANAGEMENT
(UNAUDITED)


NAME, ADDRESS AND AGE   POSITION(S) HELD       PRINCIPAL OCCUPATION(S)
                        WITH THE COMPANY AND   DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX AND OTHER
                        LENGTH OF TIME SERVED  DIRECTORSHIPS HELD

LUIS RUBIO              Manager since May      President,  of Centro de Investigation  Para el Desarrollo,  A.C. (Center of Research
                        2003.                  Development)  (2000 to present) and Director of the same  organization  1984 to 2000;
c/o Oppenheimer Asset                          Adjunct  Fellow,  Center for Strategic and  International  Studies (1993 to present);
Management Inc.                                Member,  Advisory  Board of the National  Council of Science and Technology of Mexico
200 Park Avenue                                (1989 to 2000);  Director,  Human Rights Commission of Mexico City (1994 to 2002). He
New York, NY 10166                             is a  Director/Manager/Trustee  of ten other registered  investment companies advised
Age:  48                                       by the  Adviser  or one of its  affiliates.  From  1991  to  1993,  Dr.  Rubio  was a
                                               Director of Banco National de Mexico S.A.


JANET L. SCHINDERMAN    Manager since May      Associate  Dean for  Special  Projects  and  Secretary  to the  Board  of  Overseers,
                        2003.                  Columbia Business School of Columbia  University (1990 to present).  Ms.  Schinderman
c/o Oppenheimer Asset                          is also a  Director/Manager/Trustee  of eightn other registered  investment companies
Management Inc.                                advised by the  Adviser or one of its  affiliates.  From 1987 to 1990,  she served as
200 Park Avenue                                Executive Assistant to the President at the Illinois Institute of Technology.
New York, NY 10166
Age:  52

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
COMPANY MANAGEMENT
(UNAUDITED)


NAME, ADDRESS AND AGE   POSITION(S) HELD       PRINCIPAL OCCUPATION(S)
                        WITH THE COMPANY AND   DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY COMPLEX AND OTHER
                        LENGTH OF TIME SERVED  DIRECTORSHIPS HELD

HOWARD M. SINGER*       Manager since May      Mr.  Singer was  formerly  the  Managing  Director,  Alternative  Investments  Group,
                        2003.                  Oppenheimer    Asset    Management    Inc.    Mr.    Singer    also   serves   as   a
Oppenheimer Asset                              Director/Manager/Trustee  of seven other registered  investment  companies advised by
Management Inc.                                the Adviser or one of its affiliates.
200 Park Avenue
New York, NY 10166
Age:  39

*MANAGER IS AN "INTERESTED PERSON" (AS DEFINED BY THE 1940 ACT) OF THE COMPANY.


ON OCTOBER 29, 2003, MR. LAWRENCE K. BECKER WAS ELECTED AS AN ADDITIONAL MANAGER. HE SERVES AS A NON-INTERESTED MANAGER AND AS THE CHAIRMAN OF THE COMPANY'S AUDIT COMMITTEE. THE MANAGERS OF THE COMPANY HAVE DETERMINED THAT MR. BECKER QUALIFIED AS A FINANCIAL EXPERT FOR THE PURPOSES OF THE SARBANES-OXLEY ACT OF 2002.



PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at (212) 667 - 4225 and at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, on July 30, 2003, adopted a Code of Ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. (the "Code of Ethics").

     (b) There have been no amendments, during the period covered by this report, to any provisions of the Code of Ethics.


     (c) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from any provisions of the Code of Ethics.

     (d) Not Applicable.

     (e) Not Applicable.

     (f) A copy of the registrant's Code of Ethics is filed as an exhibit hereto. The registrant undertakes to provide a copy of the Code of Ethics to any person, without charge upon request to the registrant at its address at 200 Park Avenue, New York, NY 10166.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 29, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $90,000 for 2002 and $97,000 for 2003.

Audit-related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2002 and $0 for 2003.

     Tax Fees
     --------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $45,000 for 2002 and $45,000 for 2003.

     All Other Fees
     --------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2002 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                   (b) Not applicable.

                   (c)  100%

                   (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $ 60,250 for 2002 and $183,500 for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.
                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.
                  ADVANTAGE ADVISERS AUGUSTA MANAGEMENT, L.L.C
                   ADVANTAGE ADVISERS TROON MANAGEMENT, L.L.C.
                  ADVANTAGE ADVISERS CATALYST MANAGEMENT, L.P.
                 OPPENHEIMER EMERGING MARKETS MANAGEMENT, L.L.C.
                     OPPENHEIMER HORIZON MANAGEMENT, L.L.C.
              OPPENHEIMER INSTITUTIONAL HORIZON MANAGEMENT, L.L.C.
                        OPPENHEIMER VALUE PARTNERS, L.P.

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

   CHAPTER 1 BOARD OF DIRECTORS
   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                        6
   -----------------------------------------------------------------------------
   CHAIRMAN & CEO ARE THE SAME PERSON                                          7
   -----------------------------------------------------------------------------
   INDEPENDENCE OF DIRECTORS                                                   8
   -----------------------------------------------------------------------------
   STOCK OWNERSHIP REQUEST                                                     9
   -----------------------------------------------------------------------------
   CHARITABLE CONTRIBUTIONS                                                   10
   -----------------------------------------------------------------------------
   DIRECTOR AND OFFICER INDEMNIFICATION  AND LIABILITY PROTECTION             11
   -----------------------------------------------------------------------------
   VOTE RECOMMENDATION                                                        12
   -----------------------------------------------------------------------------
   SIZE OF THE BOARD                                                          13
   -----------------------------------------------------------------------------
   VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                         14
   -----------------------------------------------------------------------------
   TERM OF OFFICE                                                             15
   -----------------------------------------------------------------------------
   COMPENSATION DISCLOSURE                                                    16
   -----------------------------------------------------------------------------

   CHAPTER 2 AUDITORS                                                         17
   -----------------------------------------------------------------------------
   RATIFYING AUDITORS                                                         18
   -----------------------------------------------------------------------------
   CHAPTER 3 TENDER  OFFER DEFENSES                                           19
   -----------------------------------------------------------------------------
   POISON PILLS                                                               20
   -----------------------------------------------------------------------------
   GREENMAIL                                                                  21
   -----------------------------------------------------------------------------
   SUPERMAJORITY VOTE                                                         22
   -----------------------------------------------------------------------------

   CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                              23
   -----------------------------------------------------------------------------
   CHANGING CORPORATE NAME                                                    24
   -----------------------------------------------------------------------------
   REINCORPORATION                                                            25
   -----------------------------------------------------------------------------

   CHAPTER 5 PROXY CONTEST DEFENSES                                           26
   -----------------------------------------------------------------------------
   BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                            27
   -----------------------------------------------------------------------------
   CUMULATIVE VOTING                                                          28
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                              29
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                           30
   -----------------------------------------------------------------------------

   CHAPTER 6 MISCELLANEOUS CORPORATE
   GOVERNANCE  PROVISIONS                                                     31
   -----------------------------------------------------------------------------
   CONFIDENTIAL VOTING                                                        32
   -----------------------------------------------------------------------------
   SHAREHOLDER ADVISORY COMMITTEES                                            33
   -----------------------------------------------------------------------------
   FOREIGN CORPORATE MATTERS                                                  34
   -----------------------------------------------------------------------------
   GOVERNMENT SERVICE LIST                                                    35
   -----------------------------------------------------------------------------

   CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                  36
   -----------------------------------------------------------------------------
   ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                         37
   -----------------------------------------------------------------------------
   NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                     38
   -----------------------------------------------------------------------------
   MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES              39
   -----------------------------------------------------------------------------
   EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                              40
   -----------------------------------------------------------------------------
   ANIMAL RIGHTS                                                              41
   -----------------------------------------------------------------------------

   CHAPTER 8 CAPITAL STRUCTURE                                                42
   -----------------------------------------------------------------------------
   COMMON STOCK AUTHORIZATION                                                 43
   -----------------------------------------------------------------------------
   BLANK CHECK PREFERRED STOCK                                                44
   -----------------------------------------------------------------------------
   PREEMPTIVE RIGHTS                                                          45
   -----------------------------------------------------------------------------
   STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                   46
   -----------------------------------------------------------------------------
   REVERSE STOCK SPLITS                                                       47
   -----------------------------------------------------------------------------
   ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                   48
   -----------------------------------------------------------------------------
   DEBT RESTRUCTURING                                                         49
   -----------------------------------------------------------------------------

   CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                              50
   -----------------------------------------------------------------------------
   DIRECTOR COMPENSATION                                                      51
   -----------------------------------------------------------------------------
   SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                   52
   -----------------------------------------------------------------------------
   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                     53
   -----------------------------------------------------------------------------
   OPTIONS EXPENSING                                                          54
   -----------------------------------------------------------------------------
   GOLDEN PARACHUTES                                                          55
   -----------------------------------------------------------------------------
   PROPOSAL TO BAN GOLDEN PARACHUTES                                          56
   -----------------------------------------------------------------------------
   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                 57
   -----------------------------------------------------------------------------

   CHAPTER 10  STATE OF INCORPORATION                                         58
   -----------------------------------------------------------------------------
   CONTROL SHARE ACQUISITION STATUTES                                         59
   -----------------------------------------------------------------------------
   OPT-OUT OF STATE TAKEOVER STATUTES                                         60
   -----------------------------------------------------------------------------
   CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS              61
   -----------------------------------------------------------------------------

   CHAPTER 11 CONFLICT OF INTEREST                                            62
   -----------------------------------------------------------------------------
   CONFLICTS                                                                  63
   -----------------------------------------------------------------------------
   CONFLICTS CONT'D                                                           64
   -----------------------------------------------------------------------------

   CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE & PROXY MANAGERS                 65
   -----------------------------------------------------------------------------
   CORPORATE GOVERNANCE COMMITTEE                                             66
   -----------------------------------------------------------------------------
   PROXY MANAGERS                                                             67
   -----------------------------------------------------------------------------

   CHAPTER 13 SPECIAL ISSUES WITH VOTING FOREIGN PROXIES                      68
   -----------------------------------------------------------------------------
   SPECIAL ISSUES                                                             69
   -----------------------------------------------------------------------------

   CHAPTER 14 RECORD KEEPING                                                  70
   -----------------------------------------------------------------------------
   RECORD KEEPING                                                             71
   -----------------------------------------------------------------------------

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Advantage Advisers Augusta Management, L.L.C., Advantage Advisers Troon Management, L.L.C., Advantage Advisers Catalyst Management, L.P., Oppenheimer Emerging Markets Management, L.L.C., Oppenheimer Horizon management, L.L.C., Oppenheimer Institutional Horizon Management, L.L.C., and Oppenheimer Value Partners, L.P. (collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                           ---------------------------
                            IN UNCONTESTED ELECTIONS
                            ------------------------

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.

In each analysis of an uncontested election of directors you should review:
         a)  Company performance
         b)  Composition of the board and key board committees
         c)  Attendance at board meetings
         d)  Corporate governance provisions and takeover activity

We may also consider:
         a)  Board decisions concerning executive compensation
         b)  Number of other board seats held by the nominee
         c)  Interlocking directorships


VOTE RECOMMENDATION
                                           It is our policy to vote IN FAVOR of
                                           the candidates proposed by the board.

We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON
------------------------------------


         Shareholders may propose that different persons hold the positions of the chairman and the CEO.

         We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS
-------------------------

         Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.


VOTE RECOMMENDATION
                                                     It is our policy to vote
                                                     FOR proposals requesting
                                                     that a majority of the
                                                     Board be independent and
                                                     that the audit,
                                                     compensation and nominating
                                                     committees of the board
                                                     include only independent
                                                     directors.

STOCK OWNERSHIP REQUIREMENTS
----------------------------

         Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.

VOTE RECOMMENDATION
                                                     Vote AGAINST proposals that
                                                     require director stock
                                                     ownership

                            CHARITABLE CONTRIBUTIONS
                            ------------------------

         Charitable contributions by companies are generally useful for assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.

VOTE RECOMMENDATION
                                                        (Shareholders Proposals)
                                                        Vote AGAINST proposals
                                                        regarding charitable
                                                        contribution.

         Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                      ------------------------------------
                            AND LIABILITY PROTECTION
                            ------------------------

         These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.

         When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

VOTE RECOMMENDATION
                                                Vote AGAINST proposals that
                                                eliminate entirely director and
                                                officers' liability for monetary
                                                damages for violating the duty
                                                of care.

                                                Vote AGAINST indemnification
                                                proposals that would expand
                                                coverage beyond just legal
                                                expenses to acts, such as
                                                negligence, that are more
                                                serious violations of fiduciary
                                                obligations than mere
                                                carelessness.

                                                Vote FOR only those proposals
                                                providing such expanded coverage
                                                in cases when a director's or
                                                officer's legal defense was
                                                unsuccessful if: a) the director
                                                was found to have acted in good
                                                faith, and b) only if the
                                                director's legal expenses would
                                                be covered.

         The following factors should be considered:

         1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

         2. Attracting and retaining the most qualified directors enhances shareholder value.

                                SIZE OF THE BOARD
                                -----------------

         Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.

VOTE RECOMMENDATION

                                                Vote FOR the board's
                                                recommendation to increase or
                                                decrease the size of the board.

The following factors should be considered:

         1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

         2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS
--------------------------------------------------

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis.

The following factors are considered:

              1. management's track record
              2. background to the proxy contest
              3. qualifications of director nominees

                                 TERM OF OFFICE
                                 --------------

This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.

VOTE RECOMMENDATION
                                                Vote AGAINST shareholder
                                                proposals to limit the tenure of
                                                outside directors.

The following factors should be considered:

         1. An experienced director should not be disqualified because he or she has served a certain number of years.

         2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.

         3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE
                             -----------------------

These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.


VOTE RECOMMENDATION
                                                     (shareholders policy)
                                                     Vote AGAINST these
                                                     proposals that require
                                                     disclosure, unless we have
                                                     reason to believe that
                                                     mandated disclosures are
                                                     insufficient to give an
                                                     accurate and meaningful
                                                     account of senior
                                                     management compensation.


The following factors should be considered:

         1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.

         2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.

         3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.

VOTE RECOMMENDATION
                                                Vote FOR proposal to ratify
                                                auditors.

The following factors should be considered:

         1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.

         2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

         3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS
                                  ------------


Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.

A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.


VOTE RECOMMENDATION
                                                Vote FOR shareholder proposals
                                                asking that a company submit its
                                                poison pill for shareholder
                                                ratification.

                                                Vote on a CASE-BY-CASE basis
                                                regarding shareholder proposals
                                                to redeem a company's poison
                                                pill.

                                                Vote on a CASE-BY-CASE basis
                                                regarding management proposals
                                                to ratify a poison pill.

                                    GREENMAIL
                                    ---------

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.

Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.

VOTE RECOMMENDATION
                                                     Vote FOR proposals to adopt
                                                     anti Greenmail or bylaw
                                                     amendments or otherwise
                                                     restrict a company's
                                                     ability to make Greenmail
                                                     payments.

                                                     Vote on a CASE-BY-CASE
                                                     basis regarding
                                                     anti-Greenmail proposals
                                                     when they are bundled with
                                                     other charter or bylaw
                                                     amendments.

The following factors should be considered:

         1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE
                               ------------------

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.


VOTE RECOMMENDATIONS
                                                     Vote AGAINST management
                                                     proposals to require a
                                                     Supermajority shareholder
                                                     vote to approve mergers and
                                                     other significant business
                                                     combinations.

                                                     Vote FOR shareholder
                                                     proposals to lower
                                                     Supermajority vote
                                                     requirements for mergers
                                                     and other significant
                                                     business combinations.

The following factors should be considered:

         1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.

         2. Supermajority vote may make action all but impossible.

         3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME
                             -----------------------

This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.

VOTE RECOMMENDATION
                                                Vote FOR changing the corporate
                                                name.

The following factors should be considered:

         1. A name of a corporation symbolizes its substance.

         2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.

         3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION
                                 ---------------

These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.


VOTE RECOMMENDATION
                                                     Vote on a CASE-BY-CASE
                                                     basis, carefully reviewing
                                                     the new state's laws and
                                                     any significant changes the
                                                     company makes in its
                                                     charter and by-laws.

The following factors should be considered:

         1. The board is in the best position to determine the company's need to incorporate.

         2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

         3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
                 -----------------------------------------------

A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.

Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.

VOTE RECOMMENDATIONS
                                                     Vote AGAINST proposals to
                                                     classify the board. Vote
                                                     FOR proposals to repeal
                                                     classified boards and to
                                                     elect all directors
                                                     annually.

The following factors should be considered:

              1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING
                                -----------------

Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.

VOTE RECOMMENDATION                                      Vote AGAINST proposals
                                                         that permit cumulative
                                                         voting.


The following factors should be considered:

         1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

         2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

         3.  Cumulative voting can allow a minority to have representation.

         4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING
                  ---------------------------------------------

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.

VOTE RECOMMENDATION
                                              Vote AGAINST proposals to restrict
                                              or prohibit shareholder ability to
                                              call special meetings.

                                              Vote FOR proposals that remove
                                              restrictions on the right of
                                              shareholders to act independently
                                              of management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD
                ------------------------------------------------

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.

Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.

VOTE RECOMMENDATIONS
                                                Vote FOR proposal which seek to
                                                fix the size of the board.

                                                Vote AGAINST proposals which
                                                give management the ability to
                                                alter the size of the board
                                                without shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING
                               -------------------

Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.

VOTE RECOMMENDATIONS
                                                Vote FOR shareholder proposals
                                                requesting that corporations
                                                adopt confidential voting.

                                                Vote FOR management proposals to
                                                adopt confidential voting.

The following factors should be considered:

         1. Some shareholders elect to have the board not know how they voted on certain issues.

         2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

         3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES
                         -------------------------------

These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.

VOTE RECOMMENDATION
                                                Vote AGAINST proposals to
                                                establish a shareholder advisory
                                                committee.

The following factors should be considered:

         1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

         2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS
                            -------------------------

These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).

VOTE RECOMMENDATION
                                                Vote FOR proposals that concern
                                                foreign companies incorporated
                                                outside of the United States.

The following factors should be considered:

         1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

         2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST
                             -----------------------

This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.

Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.

VOTE RECOMMENDATION
                                                Vote AGAINST these proposals
                                                which a request a list of
                                                employees having been employed
                                                by the government.

The following factors should be considered:

         1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

         2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

         3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES
                         -------------------------------
                               (CERES PRINCIPLES)
                               ------------------

CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship. Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.

VOTE RECOMMENDATION
                                                Vote AGAINST proposals
                                                requesting that companies sign
                                                the CERES Principles.


The following factors should be considered:

         1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND
                                ----------------
                              (MACBRIDE PRINCIPLES)
                              ---------------------

It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.

In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.

VOTE RECOMMENDATION
                                                REFRAIN from voting on proposals
                                                that request companies to adopt
                                                the MacBride Principles.

The following factors should be considered:

         1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

         2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND
                            -------------------------
                      INTERNATIONAL OPERATIONS AND POLICIES
                      -------------------------------------

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries.

The Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.

VOTE RECOMMENDATION
                                                     ABSTAIN from providing a
                                                     vote recommendation on
                                                     proposals regarding the
                                                     Maquiladora Standards and
                                                     international operating
                                                     policies.

The following factors should be considered:

         1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

         2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY
                          ----------------------------
                               AND DISCRIMINATION
                               ------------------

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.

VOTE RECOMMENDATION
                                                REFRAIN from voting on any
                                                proposals regarding equal
                                                employment opportunities and
                                                discrimination.

The following factors should be considered:

         1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS
                                  -------------

A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.


VOTE RECOMMENDATION
                                                REFRAIN from making vote
                                                recommendations on proposals
                                                regarding animal rights.


The following factors should be considered:

         1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

         2. We also feel that this issue is already subject to significant state and federal regulation.

                                    CHAPTER 8

                                     CAPITAL
                                    STRUCTURE

                           COMMON STOCK AUTHORIZATION
                           --------------------------

The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.

However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.


VOTE RECOMMENDATION
                                                Vote CASE-BY-CASE on proposals
                                                increase the number of shares of
                                                common stock authorized for
                                                issue.

                                                Vote AGAINST proposed common
                                                share authorization that
                                                increase existing authorization
                                                by more then 100 percent unless
                                                a clear need for the excess
                                                shares is presented by the
                                                company.

The following factors should be considered:

         1. Is this company going to make frequent business acquisitions over a period of time?

         2.  Is the company expanding its operations?

         3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK
                           ---------------------------

The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.

Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.

VOTE RECOMMENDATION
                                                     Vote AGAINST proposals
                                                     authorizing the creation of
                                                     new classes of preferred
                                                     stock with unspecified
                                                     voting, conversion,
                                                     dividend distribution, and
                                                     other rights.

The following factors should be considered:

         1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS
                                -----------------

These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

VOTE RECOMMENDATION
                                                Vote AGAINST proposals seeking
                                                preemptive rights.

The following factors should be considered:

         1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

         2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS
--------------------  --------------------

STOCK SPLITS
------------
The corporation requests authorization for a stock split.

VOTE RECOMMENDATION
                                                     Vote FOR management
                                                     proposal to authorize stock
                                                     splits unless the split
                                                     will result in an increase
                                                     of authorized but unissued
                                                     shares of more than 100%
                                                     after giving effect to the
                                                     shares needed for the
                                                     split.

REVERSE STOCK SPLITS
--------------------

VOTE RECOMMENDATION
                                                     Vote FOR management
                                                     proposal to authorize
                                                     reverse stock split unless
                                                     the reverse stock split
                                                     results in an increase of
                                                     authorized but unissued
                                                     shares of more than 100%
                                                     after giving effect to the
                                                     shares needed for the
                                                     reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
                    ----------------------------------------

The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.

The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.

VOTE RECOMMENDATION
                                                   Vote FOR management proposals
                                                   to reduce the par value of
                                                   common stock.

The following factors should be considered:

         1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

         2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS
-------------------

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

VOTE RECOMMENDATION                          It is our policy to vote
                                             CASE-BY-CASE on debt restructuring.

The following factors should be considered:

         1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

         2. Change in Control - Will the transaction result in a change of control of the company?

         3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION
                              ---------------------

Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.

VOTE RECOMMENDATION
                                                Vote on a CASE-BY-CASE basis for
                                                director compensation.

The following factors should be considered:

         1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY
            --------------------------------------------------------

Shareholder compensation proposals that set limits or reduce executive compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.


VOTE RECOMMENDATION                             Vote on a CASE-BY-CASE basis.


The following factors should be considered:

         1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
                     --------------------------------------

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.

VOTE RECOMMENDATION
                                                Vote FOR proposals to adopt
                                                share-based compensation plans
                                                when the following items are
                                                involved:

         1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

         2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

         3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                                Vote AGAINST proposals adopting
                                                share based compensation plans
                                                when the following items are
                                                involved:

         1.  Re-load options (new options issued for any exercised).

         2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING
                                -----------------

Shareholder proposal to expense options.

VOTE RECOMMENDATION                             It is our policy to vote FOR
                                                proposals to expense options.

                                GOLDEN PARACHUTES
                                -----------------

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.


VOTE RECOMMENDATION
                                                Vote FOR proposals which seek to
                                                limit additional compensation
                                                payments.

                                                Vote FOR shareholder proposals
                                                to have golden parachutes
                                                submitted for shareholder
                                                ratification.


The following factors should be considered:

         1. The stability of management may be affected by an attempted acquisition of the corporation.

         2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES
                        ---------------------------------

Based on the foregoing information:

VOTE RECOMMENDATION
                                                     We are FOR this proposal,
                                                     which essentially bans
                                                     golden parachutes, because
                                                     we feel management's
                                                     compensation should be
                                                     solely based on real-time
                                                     contributions to the
                                                     corporation while they are
                                                     serving it. Deferred
                                                     current compensation is
                                                     viewed differently than
                                                     future, contingent
                                                     compensation for current
                                                     services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION
                   ------------------------------------------

We believe that directors should only be compensated while serving the company.

VOTE RECOMMENDATIONS
                                                     Vote AGAINST proposals
                                                     establishing outside
                                                     directors' retirement
                                                     compensation. Vote FOR
                                                     proposals that revoke
                                                     outside directors'
                                                     retirement compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES
                       ----------------------------------

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.

VOTE RECOMMENDATION
                                                     Vote AGAINST proposals
                                                     which request the board to
                                                     seek shareholder approval
                                                     before committing to an
                                                     acquisition.

The following factors should be considered:

         1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

         2.  Conforming to these requirements can be expensive.

         3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

         4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES
                       ----------------------------------

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.


VOTE RECOMMENDATION
                                                Vote on a CASE-BY-CASE basis for
                                                these proposals.

The following factors should be considered:

         1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

         2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

         3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

         4. Shareholders should have the final say on whether the company should be merged or acquired.

CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS
------------------------------------------------------------

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY CASE basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

CONFLICTS
---------

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

         1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Fahnestock & Co. Inc., an affiliate of the Advisers.

         2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

         3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:

         1. Routine proxy proposals are presumed not to involve a material conflict of interest.

         2. Non-routine proxy proposals-Proxy proposals that are "non- routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D
----------------

         3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

              a) Obtain instructions from the client on how to vote.

              b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.

              c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibilsity Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

GOVERNANCE COMMITTEE
--------------------

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: (1) Bryan McKigney, Managing Director, Fahnestock & Co. Inc., (2) Barbara Pires, Executive Director, Fahnestock & Co. Inc., and (3) Deborah Kaback, Executive Director, Fahnestock & Co. Inc.

PROXY MANAGERS
--------------

The Proxy Manager for the Advisers is Caroline Gilllespie, Executive Director, Fahnestock & Co. Inc. The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES


    Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S domestic market. Issues in voting foreign proxies include the following:

         1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

         2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.


         3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

         4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING
--------------

The Advisers will maintain the following records:

         1.   Copies of these policies

         2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

         3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

         4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

         5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A


ADVISOR                    CLIENT                                      POLICY
-------                    ------                                      ------
Advantage Advisers         Advantage Advisers                          This policy is applicable.
Management, LLC.           Alyeska Fund, LLC.
                           is a registered fund of funds

                           Advantage Advisers                          Alkeon Capital
                           Technology Partners, LLC.                   Management proxy
                           The portfolio manger is Alkeon              policy, attached hereto as
                           Capital Management, L.L.C.                  Exhibit A, is applicable.

                           Advantage Advisers Stratigos                Alkeon Capital
                           Fund, LLC. The portfolio manger is          Management proxy policy
                           is Alkeon Capital Management                is applicable.

                           Advantage Advisers Xanthus                  Alkeon Capital
                           Fund, LLC. The portfolio manager is         Management proxy
                           Alkeon Capital Management                   policy is applicable.

                           Advantage Advisers Sawgrass Fund,           CWH Associates Inc.
                           LLC. The portfolio manager is CWH           proxy policy, attached
                           Associates, Inc.                            hereto as Exhibit B, is
                                                                       applicable.

                           Advantage Advisers Wynstone                 KBW Asset Management
                           Fund, LLC. The portfolio manager            Inc. proxy policy, attached
                           is KBW Asset Management Inc.                hereto as Exhibit C, is
                                                                       applicable.

                           Advantage Advisers Whistler Fund,           This policy is applicable.
                           LLC. is a registered fund of funds

                           Mercantile Long-Short Manager Fund,         This policy is applicable.
                           LLC. Advantage Advisers Management
                           LLC. acts as subadvisor to this fund.

Advantage Advisers         Advantage Advisers Alyeska Int'l Ltd.       This policy is applicable.
Multi Manager, LLC.

                           Advantage Advisers Catalyst Int'l, Ltd.     Ridgecrest Investment
                           Ridgecrest Investment Management,           Management LLC proxy
                           LLC acts as portfolio manager.              policy, attached hereto as
                                                                       Exhibit D, is applicable.

                           Advantage Advisers Deauville Europe         This policy is applicable.
                           Fund, Ltd. is a fund of funds.


                           Advantage Advisers Deauville                This policy is applicable.
                           Europe Master Fund, Ltd. is a fund
                           of funds.

                           Advantage Advisers Deauville Europe         This policy is applicable.
                           Fund, LLC is a fund of funds.


ADVISOR                    CLIENT                                      POLICY
-------                    ------                                      ------

                           Advantage Advisers Sawgrass                 CWH Associates Inc,
                           International, Ltd.  CWH Associates,        proxy policy, attached
                           Inc. acts as portfolio manager.             hereto as Exhibit E, is
                                                                       applicable.

                           Advantage Advisers Technology               Alkeon Capital
                           International, Ltd. Alkeon Capital          Management proxy
                           Management acts as subadvisor               policy, attached hereto as
                                                                       Exhibit A, as applicable.

                           Advantage Advisers Troon                    Mark Asset Mgt. Corp.
                           International, Ltd. Mark Asset              proxy policy, attached
                           Management Corp. acts as portfolio          hereto as Exhibit F, is
                           manager.                                    applicable.

                           Advantage Advisers Whistler                 This policy is applicable.
                           International, Ltd.  is a fund of funds.


Advantage Advisors         General partner to Advantage Advisers       This policy is applicable.
Private Equity Management, Private Equity Partners, L.P. ("COPEP").
LLC

Advantage Advisers Troon   Investment advisor to Advantage Advisers    Proxy policies of Mark
Management, L.L.C.         Troon Fund, LLC.  Mark Asset                Asset Management
                           Management Corporation acts as portfolio    Corporation, attached
                           manager.                                    hereto as Exhibit F, are
                                                                       applicable.

Oppenheimer Catalyst       General Partner and investment adviser      Ridgecrest Investment
Management L.P.            to Advantage Adviser Catalyst               Management LLC's
                           Partners, LP. Ridgecrest Investment         proxy policies, attached
                           Management LLC. personnel act as            hereto as Exhibit D, are
                           portfolio manager.                          applicable.

Oppenheimer Emerging       This adviser has no clients and is          To the extent this adviser
Markets Management, LLP    inactive.                                   has clients in the future
                                                                       this policy will be applicable.

Oppenheimer Value          This adviser has no clients and is          To the extent this adviser
Partners, LP               inactive.                                   has clients in the future
                                                                       this policy will be
                                                                       applicable.

Oppenheimer Horizon        Managing member of Oppenheimer              The proxy policies of
Management, LP             Horizon Management, LLC, which is the       Contrarian Capital
                           General Partner of Oppenheimer Horizon      Management LLC,
                           Partners, LP. is closed to new investors    attached hereto as Exhibit
                           and is in the process of being liquidated.  G, are applicable.
                           The portfolio manager for Oppenheimer
                           Horizon Partners, LP is Contrarian
                           Capital Management, LLC.


ADVISOR                    CLIENT                                      POLICY
-------                    ------                                      ------
Oppenheimer                General Partner and investment              The proxy policies
Institutional Horizon      adviser to Oppenheimer                      of Contrarian Capital
Management, LP             Institutional Horizon Partners, LP,         Management LLC,
                           an unregistered fund in the process         attached hereto as
                           of being liquidated. Contrarian             Exhibit G, are
                           Capital Management LLC is the               applicable.
                           portfolio manager for Oppenheimer
                           Institutional Horizon Partners, LP.

Advantage Advisers         Investment adviser of Advantage             The proxy policies of
Augusta Management, LLC    Advisers Augusta Fund, LLC.  Ardsley        Ardsley advisory Partners,
                           Advisory Partners personnel act as          attached hereto as Exhibit
                           portfolio manager.                          H, are applicable.


                      PROXY VOTING POLICIES AND PROCEDURES


         Ardsley Advisory Partners (the "Adviser") provides investment advisory services to private investment funds and managed accounts, and invests the assets of these funds and accounts in securities issued by public and private issuers. The Adviser has authority to vote proxies relating to such securities on behalf of the funds and accounts it manages.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 206(4)-6 under the Investment Advisers Act. Under this rule, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients.

         The Chief Financial Officer ("CFO"), and such portfolio managers or analysts as the Chief Financial Officer deems it appropriate to consult under the circumstances, is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "Policies"). The CFO is responsible for the actual voting of all proxies in a timely manner, while the Compliance Officer is responsible for monitoring the effectiveness of the Policies. (SEE Section IV. "Procedures for Proxies.")

         The Policies attempt to generalize a complex subject. The Adviser may, from time to time, determine that it is in the best interests of its clients to depart from specific policies described herein. The rationale for any such departure will be memorialized in writing by the Compliance Officer.


I.       GENERAL POLICY

         The general policy is to vote proxy proposals, amendments, consents or resolutions relating to client securities, including interests in private investment funds, if any, (collectively, "proxies"), in a manner that serves the best interests of the funds and accounts managed by the Adviser, as determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

         o    the impact on the value of the securities;

         o    the anticipated costs and benefits associated with the proposal;

         o    the effect on liquidity; and

         o    customary industry and business practices.

II.      SPECIFIC POLICIES


A.       ROUTINE MATTERS


         Routine matters are typically proposed by Management (as defined below) of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

         For routine matters, the Adviser will vote in accordance with the recommendation of the company's management, directors, general partners, managing members or trustees (collectively, the "Management"), as applicable, unless, in the Adviser's opinion, such recommendation is not in the best interests of the fund or account.


         1.       GENERAL MATTERS


         The Adviser will generally vote FOR the following proposals:

                  a. to set time and location of annual meeting;

                  b. to change the fiscal year of the company; and

                  c. to change the name of a company.

         2.       BOARD MEMBERS


                  a. ELECTION OR RE-ELECTION. The Adviser will generally vote FOR Management proposals to elect or re-elect Board members.


                  b. FEES TO BOARD MEMBERS. The Adviser will generally vote FOR proposals to increase fees paid to Board members, unless it determines that the compensation exceeds market standards.


         3.       CAPITAL STRUCTURE


                  The Adviser will generally vote FOR proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by the fund or account or
         (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

         4.       APPOINTMENT OF AUDITORS

                  The Adviser will generally vote FOR the approval of auditors and proposals authorizing the Board to fix auditor fees, unless:

                  a. the Adviser has serious concerns about the accounts presented or the audit procedures used; or

                  b. the auditors are being changed without explanation.


B.       NON-ROUTINE MATTERS


         Non-routine matters involve a variety of issues and may be proposed by a company's Management or beneficial owners (I.E., shareholders, members, partners, etc. (collectively, the "Owners")). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.


         1.       BOARD MEMBERS


                  a. TERM LIMITS. The Adviser will generally vote FOR proposals to require a reasonable retirement age (E.G. 72) for Board members, and will vote on a CASE-BY-CASE basis on proposals to attempt to limit tenure.


                  b. REPLACEMENT. The Adviser will generally vote AGAINST proposals that make it more difficult to replace Board members, including the following proposals:

                  (i)      to stagger the Board;

                  (ii)     to overweight company Management on the Board;

                  (iii) to introduce cumulative voting (cumulative voting allows the Owners to "stack" votes behind one or a few individuals for a position on the Board, thereby giving minority Owners a greater chance of electing the Board member(s));

                  (iv)     to introduce unequal voting rights;

                  (v)      to create supermajority voting; or

                  (vi)     to establish pre-emptive rights.


                  c. LIABILITY AND INDEMNIFICATION. In order to promote accountability, the Adviser will generally vote AGAINST proposals to limit the personal liability of Board members for any breach of fiduciary duty or failure to act in good faith.

                  d. OWNERSHIP ISSUES. The Adviser will generally vote FOR proposals that require Management to own a minimum interest in the company. The purpose of this policy is to encourage the alignment of Management's interests with the interests of the company's Owners. However, the Adviser will generally vote AGAINST proposals for stock options or other compensation that grant an ownership interest for Management if such proposals offer what the Adviser deems to be an excessive percentage of the outstanding securities of a company because such options may dilute the voting rights of other Owners of the company. The determination as to whether this compensation is deemed "excessive" shall be made in the soled discretion of the Adviser, considering the relevant facts and circumstances.

         2.       COMPENSATION, FEES AND EXPENSES

                  In general, the Adviser will vote AGAINST proposals to increase compensation, fees or expenses applicable to the company's Owners, unless the Adviser determines that the benefits resulting to the company and its Owners justifies the increased compensation, fees or expenses.

         3.       VOTING RIGHTS

                  The  Adviser  will   generally   vote  AGAINST  the  following
         proposals:


                  a. to introduce unequal voting or dividend rights among the classes;


                  b.       to change the  amendment  provisions  of a  company's
                           charter   documents   by  removing   Owner   approval
                           requirements;


                  c. to require supermajority (?) approval for votes rather than a simple majority (1/2);


                  d. to restrict the Owners' right to act by written consent; or


                  e. to restrict the Owners' right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate Board members;


                  The Adviser will generally vote FOR proposals that eliminate any of the foregoing rights or requirements.

         4.       TAKEOVER DEFENSES AND RELATED ACTIONS

                  The Adviser will generally vote AGAINST any proposal to create any plan or procedure designed primarily to discourage a takeover or other similar action, including "poison pills". Examples of "poison pills" include:

                  a. large increases in the amount of stock authorized but not issued;

                  b. blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the Board at a future date without further action by the Owners);

                  c. compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or "golden parachutes";

                  d. fixed price amendments that require a certain price to be offered to all Owners based on a fixed formula; and

                  e. greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

                  The Adviser will generally vote FOR proposals that eliminate any of the foregoing rights or requirements, as well as proposals to:

                  a. require that golden parachutes or golden handcuffs be submitted for ratification by the Owners; and

                  b. to opt out of state anti-takeover laws deemed by the Adviser to be detrimental.

                  The Adviser will generally vote on a CASE-BY-CASE basis regarding other proposals that may be used to prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

         5.       REINCORPORATION

                  The Adviser will generally vote FOR a change in the state of incorporation if the change is for valid business reasons (such as reincorporating in the same state as the headquarters of the controlling company).

         6.       DEBT ISSUANCE AND PLEDGING OF ASSETS FOR DEBT

                  The Adviser will generally vote proxies relating to the issuance of debt, the pledging of assets for debt, and an increase in borrowing powers on a CASE-BY-CASE basis, taking into consideration relevant factors, including, for example:

                  a.  the  potential  increase  in  the  company's   outstanding
                      interests or shares, if any (E.G. convertible bonds); and

                  b. the potential increase in the company's capital, if any, over the current outstanding capital.

         7.       MERGERS OR ACQUISITIONS

                  The Adviser will vote proxies relating to mergers or acquisitions on a CASE-BY-CASE basis, but will generally vote FOR any proposals that the Adviser believes will offer fair value to its clients.

         8.       TERMINATION OR LIQUIDATION OF THE COMPANY

                  The Adviser will vote proxies  relating to the  termination or
         liquidation  of  a  company  on  a  CASE-BY-CASE   basis,  taking  into
         consideration one or more of the following factors:


                  a. terms of liquidation;


                  b. past performance of the company; and

                  c. strategies employed to save the company.

         9.       SOCIAL & ENVIRONMENTAL ISSUES AND CORPORATE RESPONSIBILITY

                  The Adviser will vote proxies relating to social and environmental issues on a CASE-BY-CASE basis, but will generally vote FOR any proposals that will reduce discrimination and pollution, improve protections to minorities and disadvantaged classes, and increase conservation of resources and wildlife.

                  The Adviser will generally vote AGAINST any proposals that place arbitrary restrictions on the company's ability to invest, market, enter into contractual arrangements or conduct other activities. The Adviser will also generally vote AGAINST proposals:

                  a. to bar or restrict charitable contributions; or

                  b. to limit corporate political activities.

         10.      ALL OTHER MATTERS

                  All other decisions regarding proxies will be determined on a CASE-BY-CASE basis taking into account the general policy, as set forth above.

C.       ABSTAINING FROM VOTING OR AFFIRMATIVELY NOT VOTING

         The Adviser will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the fund or account. In making such a determination, the Adviser will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (E.G. translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. The Adviser will not abstain from voting or affirmatively decide not to vote a proxy if the fund or account is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended.


III.     CONFLICTS OF INTEREST

         At times, conflicts may arise between the interests of the fund or account, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:


         A. if a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies;


         B. if the Adviser believes it is in the best interest of the fund or account to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;


         C. if the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the fund or account, without taking any action described in D below, provided that such vote would be against the Adviser's own interest in the matter (I.E. against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing; and


         D. if the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the fund or account, as applicable; (c) inform the Owners in a fund or the owner of an account of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Adviser; or (d) obtain approval of the decision from counsel to the Adviser.

IV.      PROCEDURES FOR PROXIES

         The CFO will be responsible for determining whether each proxy is for a "routine" matter or not, as described above. All proxies identified as "routine" will be voted by the CFO in accordance with the Policies.

         Any proxies that are not clearly "routine" will be submitted to the CFO, and such portfolio managers or analysts as the Chief Financial Officer deems it appropriate to consult under the circumstances, who will determine how to vote each such proxy by applying the Policies. Upon making a decision, the proxy will be executed and returned to the CFO for submission to the company. Upon receipt of an executed proxy, the CFO will update the fund's or account's proxy voting record. The CFO is responsible for the actual voting of all proxies in a

                                       -7
timely manner. The Compliance Officer is responsible for monitoring the effectiveness of the Policies.

         In the event the Adviser determines that the fund or account should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The CFO will execute the proxy in accordance with such third party's or committee's decision.

V.       RECORD OF PROXY VOTING

         The CFO will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

         The CFO will also maintain  records  relating to each proxy,  including
(i) the determination as to whether the proxy was routine or not, (ii) the voting decision with regard to each proxy; and (iii) any documents created by the CFO or others that were material to making the voting decision.

         The Adviser will maintain a record of each written request from an investor in a fund or owner of an managed account for proxy voting information and the Adviser's written response to any request (oral or written) from an investor in a fund or owner of an managed account for proxy voting information.

         The CFO will maintain such records in its offices for two years and for an additional three years in an easily accessible place.

                                      -8-


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Augusta Fund, LLC
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Marshall Dornfeld
                         -------------------------------------------------------
                           Marshall Dornfeld
                           (principal executive officer)

Date                       March 1, 2004
                         -------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Marshall Dornfeld
                         -------------------------------------------------------
                           Marshall Dornfeld
                           (principal executive officer)

Date                       March 1, 2004
                         -------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye
                           (principal financial officer)

Date                       March 1, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.